Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
1. Cash Flows From Operating Activities
Consolidated profit for the year	R$ 14,339,475	R$ 15,559,324	R$ 13,450,753
Adjustments to profit	50,774,841	(13,898,808)	(31,268,076)
Depreciation of tangible assets	1,860,043	1,850,780	2,039,805
Amortization of intangible assets	725,459	583,141	539,322
Impairment losses on other assets (net)	161,434	165,799	84,908
Provisions and Impairment losses on financial assets (net)	26,044,239	19,292,151	19,106,735
Net Gains (losses) on disposal of tangible assets, investments and non-current assets held for sale	(130,673)	(32,512)	(308,176)
Income from companies accounted by the equity method	(199,179)	(144,184)	(112,261)
Changes in deferred tax assets and liabilities	64,318	2,265,227	(8,232,869)
Monetary Adjustment of Escrow Deposits	(677,373)	(433,629)	(219,447)
Recoverable Taxes	(813,225)	(217,820)	(120,220)
Effects of Changes in Foreign Exchange Rates on Assets and Liabilities	23,513,187	(35,669,654)	(44,250,466)
Others	226,611	(1,558,107)	204,593
Net (increase) decrease in operating assets	(90,965,616)	22,502,791	(139,525,961)
Financial Assets Measured At Fair Value Through Profit Or Loss	(39,687,772)	42,041,624	(26,198,034)
Financial Assets Measured At Fair Value Through Profit Or Loss Held for Trading	(45,411,047)	50,833,925	(43,070,163)
Non-Trading Financial Assets Mandatorily Measured at Fair Value Through Profit or Loss	(1,264,170)	(370,442)	(328,267)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	45,756,767	4,094,548	(14,905,798)
Financial Assets Measured At Amortized Cost	(46,336,754)	(86,179,125)	(80,800,357)
Other assets	(4,022,640)	12,082,261	25,776,658
Net increase (decrease) in operating liabilities	38,775,762	(12,821,626)	200,930,390
Financial Liabilities Measured At Fair Value Through Profit Or Loss held for trading	3,794,181	(38,067,617)	33,203,455
Financial Liabilities Measured At Fair Value Through Profit Or Loss	1,461,734	421,317	1,516,522
Financial liabilities at amortized cost	32,558,536	30,512,246	165,920,919
Other liabilities	961,311	(5,687,572)	289,494
Tax paid	(6,077,436)	(4,534,538)	(1,269,150)
Total net cash flows from operating activities (1)	6,847,026	6,807,143	42,317,956
2. Cash Flows From Investing Activities
Investments	(3,804,400)	(2,977,619)	(2,268,201)
Acquisition of subsidiary, less net cash in the acquisition	(460,245)	(13,746)	(13,570)
Tangible assets	(1,126,111)	(1,162,774)	(1,235,923)
Intangible assets	(1,737,548)	(1,500,562)	(1,018,708)
Non-current assets held for sale	(480,496)	(300,537)
Disposal	1,099,111	1,050,927	1,105,104
Tangible assets	148,555	37,576	47,096
Intangible assets	144,698	298,146	248,923
Non-current assets held for sale	632,914	563,205	663,067
Dividends and interest on capital received	172,944	152,000	146,018
Total net cash flows from investing activities (2)	(2,705,289)	(1,926,692)	(1,163,097)
3. Cash Flows From Financing Activities
Acquisition of own shares	(506,277)	78,319	(110,223)
Issuance of Instruments Eligible to Compose Capital		5,500,000
Issuance of other long-term financial liabilities	60,583,109	101,784,961	60,047,656
Dividends and interest on capital paid	(7,393,031)	(9,907,319)	(10,280,430)
Payments of other long-term financial liabilities	(39,154,639)	(97,220,580)	(82,900,914)
Payments of interest of Debt Instruments Eligible to Compose Capital	(861,717)	(911,306)	(914,645)
Net increase in non-controlling interests	20,446	17,415	6,842
Capital Increase in Subsidiaries, by Non-Controlling Interests	66,957
Total net cash flows from financing activities (3)	12,754,848	(658,510)	(34,151,714)
Net Increase in Cash (1+2+3)	16,896,585	4,221,941	7,003,145
Cash and cash equivalents at beginning of year	32,668,749	28,446,808	21,443,663
Cash and cash equivalents at end of year	R$ 49,565,334	R$ 32,668,749	R$ 28,446,808